Offerings	Feb. 26, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	The securities registered hereunder include such indeterminate number of (a) shares of common stock, (b) shares of preferred stock, (c) debt securities, (d) warrants to purchase common stock, preferred stock, or other securities of the registrant, and (e) units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. There are also being registered hereunder an indeterminate number of shares of common stock and preferred stock as shall be issuable upon conversion, exchange, or exercise of any securities that provide for such issuance. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend, or similar transaction. The proposed maximum per security and aggregate offering prices per class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security. Separate consideration may or may not be received for securities that are issuable on exercise, conversion, or exchange of other securities, or that are issued in units. Pursuant to Rule 416 under the Securities Act of 1933, as amended, or the Securities Act, this registration statement shall also cover any additional shares of the registrant's securities that become issuable by reason of any stock splits, stock dividend, or similar transaction.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.001 per share
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.01381%
Offering Note	See Note 1.
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 74,999,663.09
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,357.45
Offering Note	In accordance with Rules 456(b) and 457(r) under the Securities Act, the registrant is deferring payment of the filing fees relating to the securities that are registered and available for sale under this registration statement other than the fees in connection with the (i) $200,000,000 of the registrant's common stock that may be issued and sold from time to time under the Sales Agreement, dated February 26, 2026, with TD Securities (USA) LLC, as sales agent, and (ii) 2,395,831 shares of common stock to be offered by the selling stockholders. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include the Unsold ATM Shares (as defined below) and the Unsold Conversion Shares (as defined below) being carried forward, and the filing fees previously paid in connection with the Unsold ATM Shares and the Unsold Conversion Shares will be applied to the filing fees for the securities being registered in this registration statement.
Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Maximum Aggregate Offering Price	$ 125,000,336.91
Carry Forward Form Type	S-3
Carry Forward File Number	333-270233
Carry Forward Initial Effective Date	Mar. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 18,450.05
Offering Note	The securities registered pursuant to this registration statement include an aggregate of $125,000,336.91 of shares of common stock (the "Unsold ATM Shares") previously registered pursuant to a registration statement on Form S-3 (File No. 333-270233) filed with the Securities and Exchange Commission, which was automatically effective upon filing on March 2, 2023 (the "Prior Registration Statement") and a prospectus supplement to the Prior Registration Statement filed with the SEC on February 29, 2024 for which the related fees were paid.
Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.001 per share
Amount Registered | shares	2,395,831
Maximum Aggregate Offering Price	$ 99,714,486.22
Carry Forward Form Type	S-3
Carry Forward File Number	333-270233
Carry Forward Initial Effective Date	Mar. 02, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 14,717.86
Offering Note	The securities registered pursuant to this registration statement includes 2,395,831 shares of common stock previously registered with a Maximum Aggregate Offering Price calculated as $99,714,486.22 (the "Unsold Conversion Shares") pursuant to the Prior Registration Statement and a prospectus supplement to the Prior Registration Statement filed with the SEC on July 10, 2024 for which the related fees were paid.